Events in Reporting Period (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended						0 Months Ended
	Aug. 07, 2013	May 08, 2013	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Kardan Communications Ltd. [Member]	Sep. 30, 2013 David Rivel [Member]	Sep. 30, 2013 Del-Ta Engineering Equipment Ltd. [Member]	Sep. 10, 2013 Viola Group [Member] Kardan Communications Ltd. [Member]	May 07, 2013 Viola Group [Member] David Rivel [Member]	Sep. 03, 2013 TVP Group Ltd. [Member]
Business Acquisition [Line Items]
Cash dividend paid, per share			$ 0.10	$ 0.10	$ 0.16	$ 0.23	$ 0.23
Maximum aggregate number of Ordinary Shares which may be issued after increase			1,258,392
Percentage of interests acquired											13.00%	7.00%
Purchase price													$ 9.0
Maximum deferred payment													5.5
Cash dividend per share declared	$ 0.1	$ 0.16
Cash dividends, aggregate amount	$ 1.70	$ 2.77
Ownership percentage by noncontrolling owners								11.00%	5.00%	39.00%